Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of Expense Resulting from the Related Party Transactions
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2022 and 2021:

		Year Ended December 31,
($ in thousands)	Classification	2022	2021
Operating Leases
Lessor has minority interest in SLO	Rent expense	$513	$1,563
Lessor has minority interest in MedMar	Rent expense	288	238
Lessor is an MVS shareholder	Rent expense	1,187	1,168

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$277
Lessor has minority interest in MedMar	Interest expense	270	310
Lessor is an MVS shareholder	Depreciation expense	81	74
Lessor is an MVS shareholder	Interest expense	76	88

Summary of ROU Assets and Lease Liabilities Attributable to Related Party Transactions
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in SLO	$—	$—	$6,996	$11,938
Lessor has minority interest in MedMar	1,415	1,456	1,525	1,549
Lessor is an MVS shareholder	5,849	5,907	6,314	4,867

Finance Leases
Lessor has minority interest in MedMar	$2,034	$2,452	$2,137	$2,457
Lessor is an MVS shareholder	596	555	616	1,063